Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss) [1]	Other [2]	Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2016		1,165,574,000
Beginning balance at Dec. 31, 2016	$ 10,313	$ 20,877	$ (13,074)	$ (189)	$ 321	$ 7,935	$ 2,378
Net income	2,026		1,763			1,763	263
Total other comprehensive income	7		0	7		7
Total comprehensive (loss) income	2,033		1,763	7		1,770	263
Transactions with owners
Dividends	(63)		(63)			(63)
Funding from non-controlling interests	8						8
Decrease in non-controlling interest (note 4A)	(493)						(493)
Other decrease in non-controlling interests	(113)						(113)
Dividend reinvestment plan		$ 8	(8)
Dividend reinvestment plan (shares)		429,000
Total transactions with owners (shares)		429,000
Total transactions with owners	(661)	$ 8	(71)			(63)	(598)
Ending balance (shares) at Jun. 30, 2017		1,166,003,000
Ending balance at Jun. 30, 2017	11,685	$ 20,885	(11,382)	(182)	321	9,642	2,043
Beginning balance (shares) at Dec. 31, 2017		1,166,577,000
Beginning balance at Dec. 31, 2017	11,067	$ 20,893	(11,759)	(169)	321	9,286	1,781
Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	64					64
Beginning balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017			64
Beginning balance (Currently stated [member]) at Dec. 31, 2017	11,131		(11,695)			9,350
Net income	116		64			64	52
Total other comprehensive income	5		0	5		5
Total comprehensive (loss) income	121		64	5		69	52
Transactions with owners
Dividends	(63)		(63)			(63)
Issued on exercise of stock options		11,000
Funding from non-controlling interests	12						12
Other decrease in non-controlling interests	(95)						(95)
Dividend reinvestment plan		$ 7	(7)
Dividend reinvestment plan (shares)		571,284
Total transactions with owners (shares)		582,000
Total transactions with owners	(146)	$ 7	(70)			(63)	(83)
Ending balance (shares) at Jun. 30, 2018		1,167,159,000
Ending balance at Jun. 30, 2018	$ 11,106	$ 20,900	$ (11,701)	$ (164)	$ 321	9,356	$ 1,750
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Jun. 30, 2018						$ 64

[1]	1 Includes cumulative translation losses at June 30, 2018: $72 million (June 30, 2017: $67 million)
[2]	2 Includes additional paid-in capital as at June 30, 2018: $283 million (December 31, 2017: $283 million; June 30, 2017: $283 million) and convertible borrowings - equity component as at June 30, 2018: $38 million (December 31, 2017: $38 million; June 30, 2017: $38 million).The accompanying notes are an integral part of these condensed interim consolidated financial statements.